U.S. SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          FORM 24F-2

                               Annual Notice of Securities Sold
                                    Pursuant to Rule 24f-2

--------------------------------------------------------------------------------
1.           Name and Address of Issuer:

        Pinnacle Series Account of Great-West Life & Annuity Insurance Company
               8515 E. Orchard Road
               Englewood, CO  80111

-------------------------------------------------------------------------------
--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|


------------------------------------------------------------------------------
------------------------------------------------------------------------------
3.           Investment Company Act File Number: 811-4235

              Securities Act File Number: 2-96000
---------------------------------------------------------------------------
-------------------------------------------------------------------------------
4(a).           Last day of fiscal year for which this notice is filed:

              December 31, 1999
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------

4(b).|_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------

4(c). |_| Check box if this is the last time the issuer will be filing this Form

-------------------------------------------------------------------------------
5.         Calculation of registration fee:

              (i)  Aggregate sale price of securities
        sold during the
           fiscal year pursuant to section
           24(f):                                        $     73,031_____

        (ii)  Aggregate price of securities redeemed or
           repurchased during the fiscal
           year:                                          $         347,013___

        (iii) Aggregate price of securities redeemed or
           repurchased during any prior fiscal year ended no
           earlier than October 11, 1995 that were not
           previously used to reduce registration fees payable
           to the
           Commission:
           $                    0

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         (iv)  Total available redemption credits [add Items 5(ii)
           and
           5(iii)]
           -- $            347,013___

        (v) Net sales ---- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item
           5(i)]:                                   $         _________

--------------------------------------------------------------------------
        (vi)  Redemption credits available for use in future years   $
        (273,982)            .
                ----if Item 5(i) is less than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:
--------------------------------------------------------------------------

        (vii) Multiplier for determining registration fee (see
           Instruction C.
           9):
           X         0.000264

        (viii)  Registration fee due [multiply Item 5(v) by Item
             5(vii)] (enter :"0" if no fee is
             due):                                           $          0___

-------------------------------------------------------------------------------
--------------------------------------------------------------------------------

6.           Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

-------------------------------------------------------------------------------

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $ 0 .

------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $ 0 .

------------------------------------------------------------------------------
------------------------------------------------------------------------------
9. Date the registration fee an any interest payment was sent to the Commission's lockbox depository

               Method of Delivery:

                             |X| Wire Transfer
                             |_| Mail or other means

-------------------------------------------------------------------------------

                                          SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By  (Signature and Title)*           /s/ D.G. McLeod
                                   ______________________________________
                                    D.G. McLeod
                                    Vice President, Investment Operations
                                    Great-West Life & Annuity Insurance Company

Date  3/21/00

*Please print the name and title of the signing officer below the signature.